OTHER CURRENT ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous Current Assets and Liabilities [Abstract]
Schedule of Details of Other Current Assets
The details of other current assets as of December 31, 2025 and December 31, 2024 were as follows:

	2025	2024

Value added tax receivable	$5,445,064	$1,722,404
Prepaid insurance	487,382	533,915
Other (1)	777,109	512,790
Total	$6,709,555	$2,769,109
(1) Including deal pursuit costs, rent incentives, net, and other prepaids and deposits.

Schedule of Other Current Liabilities
The details of other current liabilities as of December 31, 2025 and December 31, 2024 were as follows:

	2025	2024

Distributions payable to non-controlling interests	$—	$380,950
Deferred revenue	—	259,983
Other	90,785	—
Total	$90,785	$640,933